Portfolio of Investments
Variable Portfolio – Partners Small Cap Growth Fund, September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.1%
Issuer	Shares	Value ($)
Communication Services 1.3%
Diversified Telecommunication Services 0.3%
Bandwidth, Inc., Class A(a)	24,800	2,238,944
Interactive Media & Services 0.3%
Eventbrite, Inc., Class A(a)	100,100	1,892,891
Media 0.7%
Magnite, Inc.(a)	194,370	5,442,360
Total Communication Services		9,574,195
Consumer Discretionary 13.7%
Auto Components 1.0%
Fox Factory Holding Corp.(a)	34,865	5,039,387
Stoneridge, Inc.(a)	132,212	2,695,803
Total		7,735,190
Automobiles 0.7%
Thor Industries, Inc.	40,214	4,936,671
Diversified Consumer Services 0.5%
OneSpaWorld Holdings Ltd.(a)	364,642	3,635,481
Hotels, Restaurants & Leisure 3.5%
Bally’s Corp.(a)	60,129	3,014,868
Cheesecake Factory, Inc. (The)(a)	84,888	3,989,736
Cracker Barrel Old Country Store, Inc.	24,487	3,424,262
F45 Training Holdings, Inc.(a)	166,049	2,484,093
Lindblad Expeditions Holdings, Inc.(a)	130,417	1,902,784
Papa John’s International, Inc.	48,755	6,191,398
Wingstop, Inc.	33,100	5,426,083
Total		26,433,224
Household Durables 2.0%
Installed Building Products, Inc.	53,687	5,752,562
LGI Homes, Inc.(a)	43,743	6,207,569
Purple Innovation, Inc.(a)	149,543	3,143,394
Total		15,103,525
Internet & Direct Marketing Retail 0.6%
CarParts.com, Inc.(a)	98,950	1,544,609
Fiverr International Ltd.(a)	14,270	2,606,844
Xometry, Inc., Class A(a)	9,000	519,030
Total		4,670,483
Common Stocks (continued)
Issuer	Shares	Value ($)
Leisure Products 0.7%
YETI Holdings, Inc.(a)	57,927	4,963,765
Specialty Retail 2.6%
Boot Barn Holdings, Inc.(a)	102,025	9,066,962
Leslie’s, Inc.(a)	136,062	2,794,713
Lithia Motors, Inc., Class A	10,210	3,236,978
Monro, Inc.	61,940	3,562,169
Petco Health & Wellness Co., Inc.(a)	22,845	482,030
Total		19,142,852
Textiles, Apparel & Luxury Goods 2.1%
Crocs, Inc.(a)	64,460	9,248,721
Deckers Outdoor Corp.(a)	7,465	2,688,893
G-III Apparel Group Ltd.(a)	130,372	3,689,527
Total		15,627,141
Total Consumer Discretionary		102,248,332
Consumer Staples 3.3%
Beverages 1.2%
Celsius Holdings, Inc.(a)	99,530	8,966,658
Food & Staples Retailing 1.2%
Performance Food Group, Inc.(a)	102,524	4,763,265
The Chefs’ Warehouse(a)	116,905	3,807,596
Total		8,570,861
Food Products 0.8%
Freshpet, Inc.(a)	29,799	4,252,019
Vital Farms, Inc.(a)	98,051	1,722,756
Total		5,974,775
Personal Products 0.1%
Thorne HealthTech, Inc.(a)	93,170	805,920
Total Consumer Staples		24,318,214
Energy 0.2%
Energy Equipment & Services 0.2%
Core Laboratories NV	45,312	1,257,408
Total Energy		1,257,408
Variable Portfolio – Partners Small Cap Growth Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, September 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 5.7%
Banks 0.4%
Hilltop Holdings, Inc.	90,135	2,944,711
Capital Markets 2.2%
Assetmark Financial Holdings, Inc.(a)	13,784	342,808
Cohen & Steers, Inc.	77,183	6,465,620
Open Lending Corp., Class A(a)	81,345	2,934,114
Stifel Financial Corp.	87,570	5,951,257
VPC Impact Acquisition Holdings, Class A(a)	79,740	806,172
Total		16,499,971
Consumer Finance 0.7%
Green Dot Corp., Class A(a)	66,486	3,346,240
LendingTree, Inc.(a)	13,507	1,888,684
Total		5,234,924
Insurance 1.8%
Goosehead Insurance, Inc., Class A	24,573	3,742,222
Kinsale Capital Group, Inc.	42,391	6,854,625
Selectquote, Inc.(a)	210,251	2,718,545
Total		13,315,392
Thrifts & Mortgage Finance 0.6%
Axos Financial, Inc.(a)	84,109	4,334,978
Total Financials		42,329,976
Health Care 29.8%
Biotechnology 8.3%
Arcutis Biotherapeutics, Inc.(a)	126,447	3,020,819
Biohaven Pharmaceutical Holding Co., Ltd.(a)	15,555	2,160,745
CareDx, Inc.(a)	51,179	3,243,213
Castle Biosciences, Inc.(a)	91,738	6,100,577
Coherus Biosciences, Inc.(a)	283,812	4,560,859
Eagle Pharmaceuticals, Inc.(a)	80,573	4,494,362
Fate Therapeutics, Inc.(a)	38,530	2,283,673
Halozyme Therapeutics, Inc.(a)	257,874	10,490,314
Insmed, Inc.(a)	154,384	4,251,736
Natera, Inc.(a)	38,639	4,305,930
Vericel Corp.(a)	336,721	16,431,985
Total		61,344,213
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 8.1%
Axonics, Inc.(a)	80,000	5,207,200
CVRx, Inc.(a)	50,324	832,359
Figs, Inc., Class A(a)	59,450	2,207,973
ICU Medical, Inc.(a)	22,066	5,149,763
Integer Holdings Corp.(a)	53,251	4,757,444
LeMaitre Vascular, Inc.	92,649	4,918,735
Nyxoah SA(a)	26,423	745,921
OrthoPediatrics Corp.(a)	71,525	4,685,603
Outset Medical, Inc.(a)	49,370	2,440,853
Pulmonx Corp.(a)	46,725	1,681,165
Shockwave Medical, Inc.(a)	58,576	12,059,627
SI-BONE, Inc.(a)	149,320	3,198,434
Silk Road Medical, Inc.(a)	26,840	1,477,005
Tactile Systems Technology, Inc.(a)	75,419	3,352,375
Tandem Diabetes Care, Inc.(a)	22,355	2,668,740
Vapotherm, Inc.(a)	102,265	2,277,442
Varex Imaging Corp.(a)	99,769	2,813,486
Total		60,474,125
Health Care Providers & Services 4.9%
Accolade, Inc.(a)	56,110	2,366,159
AdaptHealth Corp.(a)	190,084	4,427,056
AMN Healthcare Services, Inc.(a)	74,028	8,494,713
HealthEquity, Inc.(a)	68,951	4,465,267
LHC Group, Inc.(a)	33,106	5,194,662
ModivCare, Inc.(a)	31,974	5,807,118
Privia Health Group, Inc.(a)	49,769	1,172,558
U.S. Physical Therapy, Inc.	43,071	4,763,652
Total		36,691,185
Health Care Technology 3.0%
Inspire Medical Systems, Inc.(a)	28,470	6,630,094
Omnicell, Inc.(a)	63,414	9,412,540
Phreesia, Inc.(a)	106,425	6,566,422
Total		22,609,056

2	Variable Portfolio – Partners Small Cap Growth Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, September 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 3.8%
Akoya Biosciences, Inc.(a)	45,492	635,068
Alpha Teknova, Inc.(a)	28,564	710,958
Codexis, Inc.(a)	286,176	6,656,454
Medpace Holdings, Inc.(a)	45,243	8,563,595
NeoGenomics, Inc.(a)	241,854	11,667,037
Total		28,233,112
Pharmaceuticals 1.7%
Pacira Pharmaceuticals, Inc.(a)	104,843	5,871,208
Revance Therapeutics, Inc.(a)	65,265	1,818,283
Supernus Pharmaceuticals, Inc.(a)	168,885	4,504,163
Total		12,193,654
Total Health Care		221,545,345
Industrials 14.1%
Aerospace & Defense 0.9%
Kratos Defense & Security Solutions, Inc.(a)	292,819	6,532,792
Air Freight & Logistics 0.5%
Forward Air Corp.	47,949	3,980,726
Building Products 0.9%
AZEK Co., Inc. (The)(a)	49,960	1,825,039
Patrick Industries, Inc.	56,758	4,727,941
Total		6,552,980
Commercial Services & Supplies 1.4%
ACV Auctions, Inc., Class A(a)	79,791	1,427,461
Casella Waste Systems, Inc., Class A(a)	87,480	6,643,231
Healthcare Services Group, Inc.	95,255	2,380,423
Total		10,451,115
Construction & Engineering 0.8%
Construction Partners, Inc., Class A(a)	71,940	2,400,638
Dycom Industries, Inc.(a)	51,804	3,690,517
Total		6,091,155
Electrical Equipment 0.6%
TPI Composites, Inc.(a)	133,538	4,506,907
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 3.7%
Albany International Corp., Class A	49,682	3,819,055
Chart Industries, Inc.(a)	52,030	9,943,453
Proto Labs, Inc.(a)	32,014	2,132,133
Rexnord Corp.	173,645	11,163,637
Total		27,058,278
Professional Services 2.6%
ASGN, Inc.(a)	111,185	12,579,471
Insperity, Inc.	58,699	6,500,327
Legalzoom.com, Inc.(a)	4,200	110,880
Total		19,190,678
Road & Rail 0.7%
Saia, Inc.(a)	22,780	5,422,323
Trading Companies & Distributors 2.0%
Applied Industrial Technologies, Inc.	48,516	4,372,747
Global Industrial Co.	112,681	4,269,483
SiteOne Landscape Supply, Inc.(a)	31,920	6,367,083
Total		15,009,313
Total Industrials		104,796,267
Information Technology 29.5%
Electronic Equipment, Instruments & Components 4.5%
Advanced Energy Industries, Inc.	44,698	3,922,249
ePlus, Inc.(a)	41,468	4,255,031
Fabrinet(a)	49,631	5,087,674
II-VI, Inc.(a)	91,010	5,402,354
Novanta, Inc.(a)	55,300	8,543,850
PAR Technology Corp.(a)	28,045	1,725,048
Plexus Corp.(a)	47,871	4,280,146
Total		33,216,352
IT Services 3.3%
BigCommerce Holdings, Inc.(a)	54,400	2,754,816
DigitalOcean Holdings, Inc.(a)	56,300	4,370,569
Endava PLC, ADR(a)	39,398	5,352,218
Evo Payments, Inc., Class A(a)	218,005	5,162,359
Flywire Corp.(a)	55,300	2,424,352
I3 Verticals, Inc.(a)	126,091	3,052,663
Paymentus Holdings, Inc., Class A(a)	43,200	1,064,448
Total		24,181,425

Variable Portfolio – Partners Small Cap Growth Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, September 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 6.3%
Allegro MicroSystems, Inc.(a)	136,459	4,361,230
Ambarella, Inc.(a)	48,406	7,538,750
Diodes, Inc.(a)	63,400	5,743,406
Impinj, Inc.(a)	72,611	4,148,266
NeoPhotonics Corp.(a)	398,719	3,472,843
Power Integrations, Inc.	56,897	5,632,234
Semtech Corp.(a)	159,280	12,419,062
Silicon Laboratories, Inc.(a)	10,925	1,531,248
SkyWater Technology, Inc.(a)	88,196	2,398,931
Total		47,245,970
Software 15.4%
8x8, Inc.(a)	133,755	3,128,529
Alkami Technology, Inc.(a)	67,126	1,656,670
Blend Labs, Inc., Class A(a)	43,423	585,342
Box, Inc., Class A(a)	208,331	4,931,195
BTRS Holdings, Inc.(a)	105,300	1,120,392
CyberArk Software Ltd.(a)	26,300	4,150,666
Descartes Systems Group, Inc. (The)(a)	75,212	6,111,727
Domo, Inc., Class B(a)	7,500	633,300
Envestnet, Inc.(a)	60,920	4,888,221
Everbridge, Inc.(a)	22,130	3,342,515
j2 Global, Inc.(a)	50,175	6,854,908
Jamf Holding Corp.(a)	101,295	3,901,883
Mimecast Ltd.(a)	73,963	4,704,047
Olo, Inc., Class A(a)	69,819	2,096,665
ON24, Inc.(a)	8,273	164,964
Paycor HCM, Inc.(a)	102,371	3,599,364
Q2 Holdings, Inc.(a)	61,728	4,946,882
Qualys, Inc.(a)	42,070	4,681,970
Rapid7, Inc.(a)	103,565	11,704,916
Common Stocks (continued)
Issuer	Shares	Value ($)
Sprout Social, Inc., Class A(a)	90,827	11,076,353
SPS Commerce, Inc.(a)	83,968	13,544,878
Upland Software, Inc.(a)	100,095	3,347,177
Verint Systems, Inc.(a)	85,408	3,825,424
Workiva, Inc., Class A(a)	70,160	9,889,754
Total		114,887,742
Total Information Technology		219,531,489
Materials 0.7%
Chemicals 0.7%
Balchem Corp.	38,442	5,576,781
Total Materials		5,576,781
Real Estate 0.5%
Equity Real Estate Investment Trusts (REITS) 0.5%
CareTrust REIT, Inc.	197,824	4,019,784
Total Real Estate		4,019,784
Utilities 0.3%
Independent Power and Renewable Electricity Producers 0.3%
Sunnova Energy International, Inc.(a)	61,025	2,010,163
Total Utilities		2,010,163
Total Common Stocks (Cost $554,721,376)		737,207,954

Money Market Funds 0.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.065%(b),(c)	6,868,055	6,867,368
Total Money Market Funds (Cost $6,867,368)		6,867,368
Total Investments in Securities (Cost: $561,588,744)		744,075,322
Other Assets & Liabilities, Net		38,634
Net Assets		744,113,956

At September 30, 2021, securities and/or cash totaling $0 were pledged as collateral.
4	Variable Portfolio – Partners Small Cap Growth Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, September 30, 2021 (Unaudited)
Investments in derivatives
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.065%
	6,117,413	175,482,488	(174,732,533)	—	6,867,368	—	1,082	6,868,055
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Partners Small Cap Growth Fund | Quarterly Report 2021	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7057_12_L01_(11/21)